Operating Expenses by Nature - Schedule of Operating Expenses by Nature (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expense By Nature [Abstract]
External research and development costs	$ 43,268	$ 16,811	$ 10,784
Staff costs (note 14)	17,999	7,436	7,313
Professional fees	2,862	4,016	743
Rents	592	427	367
Travel expenses	1,073	541	313
Patent registration costs	426	512	87
Depreciation	70	46	36
Other	1,190	374	203
Total operating expenses by nature	$ 67,480	$ 30,163	$ 19,846